Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

in € thousand	June 30, 2024	December 31, 2023
Cash in hand	7	9
Cash at bank	131,406	126,070
CASH AND CASH EQUIVALENTS	131,413	126,080